Other financial assets, Non-current	12 Months Ended
Mar. 31, 2021
Other Financial Assets Non-current
Other financial assets, Non-current

22. Other financial assets, Non-current

	March 31,
	2020	2021
Security deposits	30,233	23,838
Total	30,233	23,838

Security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2021, remaining tenure for security deposits ranges from 1 to 8 years.